Commitments and contingencies (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Asanko Gold Ghana Limited [Member]
Statements [Line Items]
Amount of reclamation bond on the unfunded portion	$ 8.2	$ 5.9